Share based payments - Share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock options
Share based payments
Amount expensed as shared-based payment	$ 513	$ 505	$ 212
DSU
Share based payments
Amount expensed as shared-based payment	586	189	103
PSU
Share based payments
Amount expensed as shared-based payment	79	291	285
RSU
Share based payments
Amount expensed as shared-based payment	$ 641	$ 297	$ 131